Cover	Sep. 18, 2026
Entity Information [Line Items]
Document Period End Date	Sep. 18, 2026
Entity Registrant Name	MORNINGSTAR, INC.
Entity Incorporation, State or Country Code	IL
Entity File Number	000-51280
Entity Tax Identification Number	36-3297908
Entity Address, State or Province	IL
Entity Address, Address Line One	22 West Washington Street
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	60602
Local Phone Number	696-6000
City Area Code	312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	MORN
Security Exchange Name	NASDAQ
Document Type	8-K
Entity Central Index Key	0001289419
Amendment Flag	false